Congress Small Cap Growth Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Aerospace & Defense - 5.1%
AeroVironment, Inc. (a)	210,000	$37,831,500
Moog, Inc. - Class A	180,000	32,698,800
		70,530,300

Banks - 2.3%
Ameris Bancorp	480,000	31,512,000

Biotechnology - 3.0%
Vericel Corp. (a)	700,000	40,978,000

Broadline Retail - 2.9%
Ollie's Bargain Outlet Holdings, Inc. (a)	360,000	40,143,600

Building Products - 2.8%
CSW Industrials, Inc.	115,000	37,928,150

Capital Markets - 4.9%
Cohen & Steers, Inc.	365,000	32,349,950
PJT Partners, Inc. - Class A	215,000	35,468,550
		67,818,500

Chemicals - 2.3%
Balchem Corp.	200,000	31,992,000

Communications Equipment - 1.1%
Calix, Inc. (a)	365,000	14,483,200

Construction & Engineering - 4.8%
Primoris Services Corp.	425,000	32,627,250
Sterling Infrastructure, Inc. (a)	235,000	33,468,700
		66,095,950

Construction Materials - 2.9%
Knife River Corp. (a)	390,000	40,396,200

Consumer Staples Distribution & Retail - 3.7%
Sprouts Farmers Market, Inc. (a)	325,000	51,460,500

Diversified Consumer Services - 3.4%
Stride, Inc. (a)	350,000	47,215,000

Electronic Equipment, Instruments & Components - 4.7%
Badger Meter, Inc.	160,000	34,225,600
Crane NXT Co.	480,000	30,705,600
		64,931,200

Energy Equipment & Services - 2.0%
Oceaneering International, Inc. (a)	1,115,000	27,707,750

Health Care Equipment & Supplies - 10.9%
Integer Holdings Corp. (a)	270,000	38,399,400
LeMaitre Vascular, Inc.	400,000	38,772,000
Merit Medical Systems, Inc. (a)	350,000	38,108,000
UFP Technologies, Inc. (a)	130,000	35,705,800
		150,985,200

Household Durables - 2.4%
Skyline Champion Corp. (a)	365,000	33,700,450

Leisure Products - 1.9%
YETI Holdings, Inc. (a)	710,000	26,454,600

Machinery - 2.4%
Enpro, Inc.	175,000	32,497,500

Media - 2.1%
Criteo SA - ADR (a)	760,000	28,872,400

Oil, Gas & Consumable Fuels - 1.9%
SM Energy Co.	670,000	25,433,200

Personal Care Products - 1.9%
e.l.f Beauty, Inc. (a)	265,000	26,476,150

Pharmaceuticals - 5.2%
Ligand Pharmaceuticals, Inc. (a)	350,000	40,792,500
Prestige Consumer Healthcare, Inc. (a)	410,000	31,475,700
		72,268,200

Professional Services - 1.6%
FTI Consulting, Inc. (a)	115,000	22,465,250

Semiconductors & Semiconductor Equipment - 7.2%
Nova Ltd. (a)	150,000	36,777,000
Power Integrations, Inc.	440,000	27,420,800
Rambus, Inc. (a)	575,000	35,431,500
		99,629,300

Software - 10.5%
ACI Worldwide, Inc. (a)	650,000	34,807,500
Box, Inc. - Class A (a)	1,075,000	35,894,250
CommVault Systems, Inc. (a)	240,000	38,222,400
InterDigital, Inc.	200,000	36,596,000
		145,520,150

Specialty Retail - 4.5%
Boot Barn Holdings, Inc. (a)	245,000	39,408,250
Valvoline, Inc. (a)	620,000	23,008,200
		62,416,450
TOTAL COMMON STOCKS (Cost $1,020,886,505)		1,359,911,200

SHORT-TERM INVESTMENTS - 1.8%		Value
Money Market Funds - 1.8%	Shares
First American Treasury Obligations Fund - Class X, 4.31% (b)	25,326,921	25,326,921
TOTAL SHORT-TERM INVESTMENTS (Cost $25,326,921)		25,326,921

TOTAL INVESTMENTS - 100.2% (Cost $1,046,213,426)		1,385,238,121
Liabilities in Excess of Other Assets - (0.2)%		(2,392,955)
TOTAL NET ASSETS - 100.0%		$1,382,845,166
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Congress Small Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,359,911,200	$–	$–	$1,359,911,200
Money Market Funds	25,326,921	–	–	25,326,921
Total Investments	$1,385,238,121	$–	$–	$1,385,238,121

Refer to the Schedule of Investments for further disaggregation of investment categories.